T. Rowe Price Prime Reserve Portfolio
Prime Reserve Portfolio SUMMARY
Investment Objective
The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply as described in your insurance contract prospectus.
Fees and Expenses of the Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	T. Rowe Price Prime Reserve Portfolio
Management fees	0.55%
Other expenses	none
Total annual fund operating expenses	0.55%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Prime Reserve Portfolio	56	176	307	689

Investments, Risks, and Performance Principal Investment Strategies

The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality, U.S. dollar-denominated money market securities. The fund's weighted average maturity will not exceed 60 days, its weighted average life will not exceed 120 days, and it will not purchase any security with a maturity longer than what is permitted under Rule 2a-7.When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Thefund may not take into account these resets when calculating its weighted average life.

The fund's yield will fluctuate with changes in short-term interest rates. In selecting securities, the portfolio manager may examine the relationships among yields on various types and maturities of money market securities in the context of interest rates outlooks. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, the fund may purchase securities with longer maturities, which typically have higher yields than securities with shorter maturities, to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

The fund may invest in money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding or different sectors.

Principal Risks

As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Recently, money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades and illiquid markets , and historically low yields on the securities they can hold. Therefore, it is possible that a money market fund may no longer be able to value its shares at $1.00. The potential for realizing a loss of principal in the fund could derive from:

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the highest two credit categories . However, the credit of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk  This is the risk that a decline in interest rates will lower a fund's yield, or that a rise in the overall level of interest rates will cause a decline in the pricesof fixed income securities held by a fund.The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels.

Liquidity risk  This is the risk that a fund may not be able to sell a security in a timely mannerat a desired price .

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Prime Reserve Portfolio Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/01	1.37
Worst Quarter	12/31/09	0.00

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
T. Rowe Price Prime Reserve Portfolio	0.12%	2.51%	2.24%
T. Rowe Price Prime Reserve Portfolio Lipper Variable Annuity Underlying Money Market Funds Average	0.01%	2.34%	2.10%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-469-6587.